INDUSTRIAL DEVELOPMENT BONDS:	12 Months Ended
Dec. 31, 2012
INDUSTRIAL DEVELOPMENT BONDS:
INDUSTRIAL DEVELOPMENT BONDS:

NOTE 3—INDUSTRIAL DEVELOPMENT BONDS:

Industrial development bonds are due in 2027. The average floating interest rate was 0.3% in 2012 and 2011. See Note 10 to the Consolidated Financial Statements for fair value disclosures.